SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 30, 2023	Jan. 20, 2023	Mar. 31, 2023	Mar. 08, 2022
ADS
SUBSEQUENT EVENTS
Conversion price (in USD/share)				$ 50
Convertible senior notes due 2029
SUBSEQUENT EVENTS
Principal amount				$ 620,000
Interest per annum (as a percent)				0.25%
Subsequent Events
SUBSEQUENT EVENTS
Number of shares beneficially owned			42,457,504
Subsequent Events | William Wei Huang
SUBSEQUENT EVENTS
Percentage of decrease in ordinary shares owned by beneficial owner	5.00%
Percentage of increase in ordinary shares owned by beneficial owner.	5.00%
Subsequent Events | William Wei Huang | ADS | Employee Equity Incentive Plan 2016
SUBSEQUENT EVENTS
Shares waived from William Wei Huang	486,000
Subsequent Events | William Wei Huang | RSUs | Employee Equity Incentive Plan 2016
SUBSEQUENT EVENTS
Shares waived from William Wei Huang	3,888,000
Subsequent Events | Convertible senior notes due 2029
SUBSEQUENT EVENTS
Principal amount		$ 580,000
Interest per annum (as a percent)		4.50%
Conversion price (in USD/share)		$ 24.50
Repurchase price as a percentage of principal amount		100.00%